UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08386

American Heritage Growth Fund, Inc.

(Exact name of registrant as specified in charter)

370 Lexington Avenue, 27th Floor

New York, NY 10017

 (Address of principal executive offices) (Zip code)

Heiko H. Thieme

370 Lexington Avenue, 27th Floor

New York, NY 10017

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: January 31

Date of reporting period: October 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	American Heritage Growth Fund
	Portfolio of Investments
	October 31, 2007 (Unaudited)

COMMON STOCKS
Shares		Value	% of Net Assets
Basic Materials
5,000	Canarc Resource Corp. *	2,250	5.10%

Consumer Services
5,000	Interep Naitonal Radio Sales, Inc. *	850
5,000	Y3K Secure Enterprise Software, Inc. *	2
		852	1.93%

Healthcare
10,000	Biophan Technoloiges, Inc. *	1250
500	Hythiam, Inc. *	3,650
20,000	Millenia Hope, Inc. *	140
2,500	Nexmed, Inc. *	3,575
5,000	Synova Healthcare Group, Inc. *	3,000
1,500	Unigene Laboratories, Inc. *	2,775
500	Viacell, Inc. *	3,625
2,500	VioQuest Pharmaceuticals, Inc. *	875
		18,890	42.78%

Industrials
5,000	Blastgard International, Inc. *	1,050	2.38%

Technology
200	Intel Corp.	5,380
4,750	Migo Software, Inc. *	950
		6,330	14.34%

TOTAL COMMON STOCKS (Cost $66,647)		29,372	66.52%

CASH & EQUIVALENTS
24,618	First American Treasury Obligation Class Y 4.87%**	24,618	55.75%
	(Cost $24,618)

TOTAL INVESTMENTS (Cost $91,265)		53,990	122.27%

LIABILITIES IN EXCESS OF OTHER ASSETS		-9,835	-22.27%

NET ASSETS		$44,155	100.00%

* Non-income producing securities.
** Variable Rate Security at October 31, 2007

NOTES TO FINANCIAL STATEMENTS
American Heritage Growth Fund
1. SECURITY TRANSACTIONS

At October 31, 2007, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $91,265 amounted to $37,275, which consisted of aggregate gross unrealized appreciation of $2,738 and aggregate gross unrealized depreciation of $40,013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Heritage Growth Fund, Inc.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date December 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date December 26, 2007

* Print the name and title of each signing officer under his or her signature.